Accounts Receivable, Net (Details) - CNY (¥) ¥ in Thousands		6 Months Ended	12 Months Ended
	Jan. 01, 2023	Jun. 30, 2023	Dec. 31, 2022
Accounts Receivable, Net (Details) [Line Items]
Credit losses	¥ 6,223	¥ 8,593	¥ 861
Retained Earnings [Member]
Accounts Receivable, Net (Details) [Line Items]
Cumulative-effect decrease		¥ 6,223,000